DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Chicago and North Western Railway Company Profit Sharing and Retirement Savings Program (the
“Program”) is provided for general information only. Participants should refer to the Program’s plan document for more complete information.

General — The Program was initially established to provide retirement benefits to eligible employees of Chicago and North Western Railway Company (the “Company”) and other common control employers who adopt the Program. The Program is sponsored by Union Pacific Railroad Company (“Railroad”). Vanguard Fiduciary Trust Company (“VFTC”) serves as the trustee of the Program. The Program is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Program Administration — The Program is administered by the Named Fiduciary - Plan Administration. The Senior Vice President and Chief Human Resource Officer of Union Pacific Railroad Company currently serves in this role.

Contributions — The Program was frozen effective December 31, 1995. No new participants or contributions are allowed in the Program after December 31, 1995.

Notes Receivable from Participants — Participants are eligible to take a loan from their fund accounts, subject to the following limits. Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of (a) one-half of their account balance or (b) $50,000, taking into consideration additional loan balances under the Program and any other qualified plan maintained by Union Pacific Corporation (the “Corporation”) or its subsidiaries. Loan transactions are treated as a transfer from the investment fund(s) to the loan fund. As the loan is repaid, all principal and interest payments are credited to the participant's contribution source accounts from which the original loan proceeds were taken and invested in accordance with the participant’s applicable investment election. Loan terms cannot exceed 59 consecutive calendar months, except the loan term may be up to 15 years if the loan will be used to purchase the participant’s principal residence. The loans are secured by the balance in the participant’s account and bear a fixed rate of interest set by the Program administrator based on interest rates being charged on similar loans. Principal and interest is paid ratably, generally through monthly payroll deductions. As of December 31, 2025 and 2024, there were no outstanding participant loans held by the Program.

Participant Accounts — An individual account is maintained for each Program participant. Participants may direct the investment of their account into various investment options offered by the Program, except that a participant may not elect to transfer amounts into the Union Pacific common stock fund, a separately managed account mainly composed of the Corporation’s common stock, if such transfer would result in more than 20% of the participant’s account to be invested in such fund. Alternatively, a participant may elect to participate in the Vanguard advisers managed account program (“Managed Account Program”). The Managed Account Program is a program in which certain participants may delegate ongoing, discretionary investment management decisions with respect to their account to Vanguard Advisers, Inc. Each participant’s account is credited with an allocation of the Program’s earnings (losses) based on the investment options selected and their performance. The allocations are based on each participant’s account balance by investment option. If a participant does not provide investment directions (or has not elected to participate in the Managed Account Program) with respect to an amount credited to their account, such amount is invested in a default investment option designated under the Program. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting — Participants at all times have a 100% vested interest in their accounts.
Distributions to Participants — Under the terms of the Program, distributions are to be paid in the form of either a joint and survivor annuity or single life annuity, depending on whether the participant is married when benefit payments commence. In order to provide a joint and survivor annuity (or single life annuity where spousal consent is obtained or there is no spouse), the participant’s account balance is transferred to the Chicago and North Western Railway Company supplemental pension plan (the “Supplemental Pension Plan”) for payment of the annuity. At the option of the Program administrator, the annuity may be purchased from a third-party institution or paid from the assets of the Supplemental Pension Plan. A participant may waive an annuity form of payment and elect (with spousal consent when required) payment in a single sum. A terminated participant may defer distribution until the earlier of the participant’s required beginning date, as defined in the Program. If distribution is deferred until the participant’s required beginning date and the participant's benefit is not paid in the form of an annuity, the participant's account will be distributed as either a single sum or in the form of monthly, quarterly, semi-annual, or annual installments, as elected by the participant (with spousal consent when required). If receiving a single sum distribution, the portion of a participant’s account invested in the Union Pacific common stock fund, if any, is distributed in cash unless shares of stock are elected at the time of distribution ("in-kind distribution"). In-kind distributions are single sum and any fractional shares are distributed in cash. If the participant remains employed with the Railroad after attaining age 70 ½ (or, if the participant’s date of birth is after June 30, 1949, the age determined under Section 401(a)(9) of the Internal Revenue Code, based on the participant's date of birth), the participant must commence distribution of his/her account no later than April 1st of the year following the year in which the participant separated from service. If the participant dies prior to receiving distribution of his or her entire account, the remaining account balance is distributed to the participant’s beneficiary, in accordance with the terms of the Program.

In-service hardship and non-hardship withdrawals, including withdrawals on and after age 59 ½, may be made by a participant from his or her account in accordance with the Program’s provisions.

Subsequent Events Evaluation — We evaluated the effects of all subsequent events through June 26, 2026, the financial statement issuance date.